Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 3,467	$ 1,513
Accounts receivable:
Oil and natural gas sales	7,249	11,801
Trade and other	1	1,123
Commodity derivative instruments	16,484	16,064
Prepaid expenses	748	578
Total current assets	27,949	31,079
Property and equipment (successful efforts method)	840,736	793,762
Accumulated depletion, depreciation and impairment	(324,774)	(274,896)
Total property and equipment, net	515,962	518,866
Commodity derivative instruments	20,000	28,624
Deferred financing costs, net of accumulated amortization	1,559	1,365
TOTAL ASSETS	565,470	579,934
Current liabilities:
Trade accounts payable		2,707
Accrued liabilities	1,415	2,746
Accrued capital cost	2,361	1,421
Commodity derivative instruments	1,671	186
Due to affiliates	1,977	536
Interest rate derivative instruments	659
Asset retirement obligations	500	359
Total current liabilities	8,583	7,955
Long-term liabilities:
Commodity derivative instruments	874
Interest rate derivative instruments	3,526
Term loan	50,000
Revolving credit facility	178,000	155,800
Asset retirement obligations	33,591	25,994
Deferred tax liabilities	120	35
Total long-term liabilities	266,111	181,829
Total liabilities	274,694	189,784
Contractual obligations and commitments (Note 13)
Unitholders' equity:
Predecessors' capital	60,491	118,647
General partner (22,400 units issued and outstanding as of December 31, 2012 and 2011)	396	438
Total unitholders equity	290,776	390,150
TOTAL LIABILITIES AND UNITHOLDERS' EQUITY	565,470	579,934
Public common unitholders
Unitholders' equity:
Limited partner	169,919	189,537
Affiliated common unitholders
Unitholders' equity:
Limited partner	25,563	35,007
Subordinated unitholders
Unitholders' equity:
Limited partner	$ 33,957	$ 46,521